Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

a)      Subsequent to June 30, 2024, the Company issued 350,000 Common Shares for total proceeds of $140,000 from the exercise of 350,000 warrants with an exercise price $0.40 per Common Shares.

NOTE 17 — SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events after the balance sheet date of December 31, 2023 through April 3, 2024, the date that the consolidated financial statements were available to be issued.

a)      On January 19, 2024, the Company completed the fifth and final closing of the Q2 2023 PP by issuing 16,965,762 units at a price of $0.22 for total gross proceeds of $3,732,467 (“Q2 2023 PP Tranche 5”). Each unit consists of one Common Share and one warrant with each warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $0.31 per share until January 19, 2027. In connection with the closing of Q2 2023 PP Tranche 2, the Company paid cash commissions of $342,320 and issued 1,037,330 agents warrants. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $0.31 until January 19, 2027. The Company also paid to certain finder’s aggregate cash commission of $48,858, being 6% of the gross proceeds raised under the offering from investors introduced to the Company by such finders.

b)      In January 2024, the Company paid Spartan the remaining consulting fee of $320,000 and issued 14,558,285 common shares to Spartan and its assignees pursuant to the Spartan Consulting Agreement.

c)      In January 2024, 272,840 Common Share options with an exercise price of CAD$0.22 per share were exercised on a cashless basis resulting in the issuance of 192,500 Common Shares.

d)      Effective April 1, 2024, the Company and NLS agreed to another amendment to the promissory note pursuant to which the interest rate was increased from 5.5% to 7% and the maturity date was extended from July 2024 to July 2025. Additionally, $300,000 is now due on December 31, 2024 with the remaining principal balance due at maturity. (Note 7).

e)      Subsequent to the year ended December 31, 2023, 3,322,471 warrants originally issued on February 16, 2023, had their exercise price modified from CAD$0.39 to $0.283 and 6,097,579 warrants originally issued on March 15, 2023, had their exercise price modified from CAD$0.39 to $0.289. No change was made to any expiry dates.